Enterprise wide disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from External Customer [Line Items]
Total revenue	$ 34,209,919	$ 28,849,362	$ 23,556,820
Total cost of revenues	22,825,033	18,596,207	15,062,490
Total gross profit	11,384,886	10,253,155	8,494,330
Sewage Treatment Systems [Member]
Revenue from External Customer [Line Items]
Total revenue	32,267,593	26,552,481	20,272,996
Total cost of revenues	21,630,216	17,170,669	12,816,882
Total gross profit	10,637,377	9,381,812	7,456,114
Sewage Treatment Services And Others [Member]
Revenue from External Customer [Line Items]
Total revenue	1,942,326	2,296,881	3,283,824
Total cost of revenues	1,194,817	1,425,538	2,245,608
Total gross profit	$ 747,509	$ 871,343	$ 1,038,216